Stockholders’ Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Reconciliation of Restated Common Stock

	December 31, 2021
	Issued	Issuable	Total

Common stock – Limitless X Inc. – as original	1,616,667	50,000	1,666,667
Common stock split (1 to 1.94) – Limitless X Inc.	1,519,366	47,000	1,566,366
Common stock issuable (additional stock split) – Limitless X Inc.	-	300,000	300,000
Common stock (Bio Lab) – prior to reverse merger	360,117	-	360,117

Total as of December 31, 2021 – as retrospectively restated	3,496,150	397,000	3,893,150